Fees Summary	Aug. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 318,166,670.50
Previously Paid Amount	36,533.49
Total Fee Amount	48,711.32
Total Offset Amount	0.00
Net Fee	$ 12,177.83